PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Composition of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of employee benefits [Abstract]
Cash	$ 78	$ 110
Equity instruments	14,838	13,753
Fixed income instruments	71,509	65,140
Total	$ 86,425	$ 79,003